Remuneration of Key Management Personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Remuneration of Key Management Personnel [Abstract]
Realization bonus	$ 13,200
Contribution pension schemes	$ 56	$ 32	$ 24